Guarantees, commitments and risks - Expected payments under contractual obligations (Details) € in Millions	Dec. 31, 2025 EUR (€)
Guarantees, commitments and risks
Contractual obligations	€ 142,746
Assets held for sale | Subsidiaries
Guarantees, commitments and risks
Contractual obligations	404
2026
Guarantees, commitments and risks
Contractual obligations	18,479
2027
Guarantees, commitments and risks
Contractual obligations	14,723
2028
Guarantees, commitments and risks
Contractual obligations	13,412
2029
Guarantees, commitments and risks
Contractual obligations	12,252
2030
Guarantees, commitments and risks
Contractual obligations	9,952
2031 and thereafter
Guarantees, commitments and risks
Contractual obligations	73,928
Decommissioning liabilities
Guarantees, commitments and risks
Contractual obligations	13,706
Decommissioning liabilities | 2026
Guarantees, commitments and risks
Contractual obligations	911
Decommissioning liabilities | 2027
Guarantees, commitments and risks
Contractual obligations	748
Decommissioning liabilities | 2028
Guarantees, commitments and risks
Contractual obligations	581
Decommissioning liabilities | 2029
Guarantees, commitments and risks
Contractual obligations	539
Decommissioning liabilities | 2030
Guarantees, commitments and risks
Contractual obligations	565
Decommissioning liabilities | 2031 and thereafter
Guarantees, commitments and risks
Contractual obligations	10,362
Environmental liabilities
Guarantees, commitments and risks
Contractual obligations	3,572
Environmental liabilities | 2026
Guarantees, commitments and risks
Contractual obligations	812
Environmental liabilities | 2027
Guarantees, commitments and risks
Contractual obligations	563
Environmental liabilities | 2028
Guarantees, commitments and risks
Contractual obligations	438
Environmental liabilities | 2029
Guarantees, commitments and risks
Contractual obligations	341
Environmental liabilities | 2030
Guarantees, commitments and risks
Contractual obligations	319
Environmental liabilities | 2031 and thereafter
Guarantees, commitments and risks
Contractual obligations	1,099
Purchase obligations
Guarantees, commitments and risks
Contractual obligations	125,447
Purchase obligations | 2026
Guarantees, commitments and risks
Contractual obligations	16,750
Purchase obligations | 2027
Guarantees, commitments and risks
Contractual obligations	13,397
Purchase obligations | 2028
Guarantees, commitments and risks
Contractual obligations	12,393
Purchase obligations | 2029
Guarantees, commitments and risks
Contractual obligations	11,372
Purchase obligations | 2030
Guarantees, commitments and risks
Contractual obligations	9,068
Purchase obligations | 2031 and thereafter
Guarantees, commitments and risks
Contractual obligations	62,467
Gas take-or-pay contracts
Guarantees, commitments and risks
Contractual obligations	121,425
Gas take-or-pay contracts | 2026
Guarantees, commitments and risks
Contractual obligations	14,757
Gas take-or-pay contracts | 2027
Guarantees, commitments and risks
Contractual obligations	12,643
Gas take-or-pay contracts | 2028
Guarantees, commitments and risks
Contractual obligations	11,756
Gas take-or-pay contracts | 2029
Guarantees, commitments and risks
Contractual obligations	11,138
Gas take-or-pay contracts | 2030
Guarantees, commitments and risks
Contractual obligations	8,901
Gas take-or-pay contracts | 2031 and thereafter
Guarantees, commitments and risks
Contractual obligations	62,230
Gas ship or pay contracts
Guarantees, commitments and risks
Contractual obligations	1,752
Gas ship or pay contracts | 2026
Guarantees, commitments and risks
Contractual obligations	632
Gas ship or pay contracts | 2027
Guarantees, commitments and risks
Contractual obligations	271
Gas ship or pay contracts | 2028
Guarantees, commitments and risks
Contractual obligations	254
Gas ship or pay contracts | 2029
Guarantees, commitments and risks
Contractual obligations	225
Gas ship or pay contracts | 2030
Guarantees, commitments and risks
Contractual obligations	159
Gas ship or pay contracts | 2031 and thereafter
Guarantees, commitments and risks
Contractual obligations	211
Other purchase obligations
Guarantees, commitments and risks
Contractual obligations	2,270
Other purchase obligations | 2026
Guarantees, commitments and risks
Contractual obligations	1,361
Other purchase obligations | 2027
Guarantees, commitments and risks
Contractual obligations	483
Other purchase obligations | 2028
Guarantees, commitments and risks
Contractual obligations	383
Other purchase obligations | 2029
Guarantees, commitments and risks
Contractual obligations	9
Other purchase obligations | 2030
Guarantees, commitments and risks
Contractual obligations	8
Other purchase obligations | 2031 and thereafter
Guarantees, commitments and risks
Contractual obligations	26
Other obligations
Guarantees, commitments and risks
Contractual obligations	21
Other obligations | 2026
Guarantees, commitments and risks
Contractual obligations	6
Other obligations | 2027
Guarantees, commitments and risks
Contractual obligations	15
Memorandum of intent Val d'Agri
Guarantees, commitments and risks
Contractual obligations	21
Memorandum of intent Val d'Agri | 2026
Guarantees, commitments and risks
Contractual obligations	6
Memorandum of intent Val d'Agri | 2027
Guarantees, commitments and risks
Contractual obligations	€ 15